EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Earnings Per Share [Abstract]
Net earnings (loss)	$ (19,852,573)	$ (17,199,681)	$ (47,223,604)	$ 22,413,578
Basic weighted average number of common shares outstanding (in shares)	226,134,423	191,791,723	223,679,796	190,605,623
Basic earnings (loss) per share (in USD per share)	$ (0.09)	$ (0.09)	$ (0.21)	$ 0.12
Plus dilutive impact of stock options, RSUs, DSUs, and warrants (in shares)	0	0	0	7,331,235
Diluted weighted average number of common shares outstanding (in shares)	226,134,423	191,791,723	223,679,796	197,936,858
Diluted earnings (loss) per share (in USD per share)	$ (0.09)	$ (0.09)	$ (0.21)	$ 0.11